Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Entity Registrant Name	ESG INC.
Entity Central Index Key	0001883835
Entity Primary SIC Number	2836
Entity Tax Identification Number	87-1918342
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	523 School House Road
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348
City Area Code	267
Local Phone Number	467-5871
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false